Financial and Capital Risk Management and Fair Value Measurement - Detailed Information About Gain Loss On Foreign Currency Translaction Recognized In Income Statement (Detail) - GBP (£)
£ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	£ (1,821)	£ 483	£ (44)
Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	3,584	(1,037)
US Dollar [Member] | Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	4,088	(219)
Swiss Francs [Member] | Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	9	(6)
Euro [Member] | Market Uncertainty [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain/(loss)	£ (513)	£ (812)